Supplement to the currently effective PROSPECTUS

Deutsche Global Income Builder Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

John D. Ryan, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2012.

Darwei Kung, Director. Portfolio Manager of the fund. Began managing the fund in 2015.

Walter R. Holman, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2015.

Fabian Degen, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2012.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset Management in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
■	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
■	Head of US High Yield Bonds: New York.
■	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

John D. Ryan, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2012.

■	Joined Deutsche Asset Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.
■	Investment industry experience began in 1993.
■	BA in Economics, University of Chicago; MBA, University of Chicago.

Darwei Kung, Director. Portfolio Manager of the fund. Began managing the fund in 2015.

■	Joined Deutsche Asset Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.
■	Portfolio Manager: New York.
■	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Walter R. Holman, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2015.

■	Joined Deutsche Asset Management in 1996.
■	Portfolio Manager for US Large Cap Equities: Baltimore.
■	BS Mechanical Engineering, Villanova University; MBA, University of Maryland.

February 1, 2016

PROSTKR-576

Fabian Degen, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2012.

■	Joined Deutsche Asset Management in 2007.
■	Portfolio manager for US and Global Value Equity: New York.
■	US Large Cap Equities: New York.
■	Bachelor of International Business Administration in Investments and Finance from the International University of Applied Sciences Bad Honnef, Bonn with educational exchanges at the University of Maine (USA).

Please Retain This Supplement for Future Reference

February 1, 2016

PROSTKR-576